Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash and cash equivalents [abstract]
Cash and bank balances	$ 57,523	$ 43,933
Short term deposits with banks	39,406	41,511
Total	$ 96,929	$ 85,444	$ 99,829	$ 69,803